Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 1	$ 1		$ 3
Total current assets	1	1		3
Total assets	1	1		3
Stockholder’s equity
Common stock, par value $0.01 per share, 1,000 shares authorized, 100 shares issued and outstanding	0	0		0
Additional paid in capital	5	5		5
Retained deficit	(4)	(4)		(2)
Total stockholder’s equity	1	1	$ 2	3	$ 0
Total liabilities and stockholder’s equity	$ 1	$ 1		$ 3